Collateral for crude oil exploration concession agreements (Details Narrative) - Exploration and evaluation assets [member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,765	$ 1,631
Collateral for crude oil exploration concession agreements, amount still in force	1,673	1,543
Oil Reserves 1 [Member]
IfrsStatementLineItems [Line Items]
Amount pledged on collateral	1,305	1,256
Bank Guarantees [member]
IfrsStatementLineItems [Line Items]
Amount pledged on collateral	$ 368	$ 287